October 20, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Scudder Cash Investment Trust (Reg. No. 2-55166) (811-2613) (the "Fund") Post Effective Amendment No. 33 to Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 33 to the Fund's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 15, 1998.

         Comments or questions concerning this certificate may be directed to Greg Pottle at (617) 295-3033.

                                           Very truly Yours,


                                           Scudder Cash Investment Trust


                                  By:      /s/Thomas F. McDonough
                                           ----------------------
                                           Thomas F. McDonough
                                           Secretary